Expense Example, No Redemption - NEW WORLD FUND INC	Oct. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,842
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	$ 1,612